BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Balanced Capital V.I. Fund

BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

SUPPLEMENT DATED OCTOBER 8, 2010 TO THE PROSPECTUSES

     Peter Stournaras has joined the portfolio management team of the Funds listed above. The following changes are made to the prospectuses:

     In the “Fund Overview” section for each Fund, the subsection entitled “Portfolio Managers” is amended to add the following:

Name	Portfolio Manager of the Fund Since	Title

Peter Stournaras, CFA	2010	Managing Director of BlackRock, Inc.

     The section in the prospectuses captioned “Details About the Funds — How the Fund Invests — About the Portfolio Management Team” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund is managed by a team of financial professionals. Robert Doll, Jr., CFA, CPA, Daniel Hanson, CFA and Peter Stournaras, CFA are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Rick Rieder, Matthew Marra and Eric Pellicciaro are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Phillip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

     In addition, the section in the prospectuses captioned “Management of the Funds – Portfolio Manager Information” with respect to the Balanced Capital Portfolio is deleted in its entirety and replaced with the following:

     The Funds are managed by a team of financial professionals. Robert Doll, Jr., CFA, CPA, Daniel Hanson, CFA and Peter Stournaras, CFA are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Rick Rieder, Matthew Marra and Eric Pellicciaro are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Robert Doll, Jr., CFA, CPA,	Jointly responsible for the day-to-day	2008	Senior Managing Director and Chief
Senior Portfolio Manager	management of the equity portion of		Equity Strategist of BlackRock, Inc.
	the Fund’s portfolio including setting		since 2010; Vice Chairman and Global
	the overall investment strategy and		Chief Investment Officer for Equities
	overseeing the management of the		of BlackRock, Inc. from 2006 to 2010;
	Fund		President and Chief Investment Officer
of Merrill Lynch Investment Managers,
L.P. (“MLIM”) and its affiliate, Fund
Asset Management, L.P. from 2001 to
2006; President and a member of the
Board of the funds advised by MLIM
and its affiliates from 2005 to 2006.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Daniel Hanson, CFA,	Jointly responsible for the day-to-	2008	Managing Director of BlackRock,
Portfolio Manager	day management of the equity		Inc. since 2009; Director of
	portion of the Fund’s portfolio		BlackRock, Inc. from 2007 to 2008;
	including setting the overall		Vice President of BlackRock, Inc. in
	investment strategy and overseeing		2006; Vice President of MLIM from
	the management of the Fund		2003 to 2006.

Peter Stournaras, CFA,	Jointly responsible for the day-to-	2010	Managing Director of BlackRock,
Portfolio Manager	day management of the equity		Inc. since 2010; Director at Northern
	portion of the Fund’s portfolio		Trust Company from 2006 to 2010;
	including setting the overall		Portfolio Manager at Smith
	investment strategy and overseeing		Barney/Legg Mason from 2005 to
	the management of the Fund		2006; Director at Citigroup Asset
Management from 1998 to 2005.

Rick Rieder	Primarily responsible for the day-to-	2010	Chief Investment Officer of Fixed
	day management of the fixed-income		Income, Fundamental Portfolios, and
	portion of the Fund’s portfolio		head of Corporate Credit and Multi-
Sector and Mortgage Groups;
Managing Director of BlackRock,
Inc. since 2009; President and Chief
Executive Officer of R3 Capital
Partners from 2008 to 2009; Lehman
Brothers from 1987 to 2008, most
recently as head of Global Principal
Strategies team and Credit Businesses.

Matthew Marra	Primarily responsible for the day-to-	2006	Managing Director of BlackRock,
	day management of the fixed-income		Inc. since 2006; Director of
	portion of the Fund’s portfolio		BlackRock, Inc. from 2002 to 2005.

Eric Pellicciaro	Primarily responsible for the day-to-	2010	Managing Director of BlackRock,
	day management of the fixed-income		Inc. since 2005; Head of the Global
	portion of the Fund’s portfolio		Rates Investment Team within
BlackRock’s Fundamental Fixed
Income Portfolio Management Group.

Phillip Green	Primarily responsible for the asset	2008	Managing Director of BlackRock,
	allocation of the equity and fixed-		Inc. since 2006; Vice President of
	income portions of the Fund’s portfolio		MLIM from 1999 to 2006.

Shareholders should retain this Supplement for future reference.

Code # PRO-SERVAR-1010-SUP